Note 3 - Discontinued Operations (Details Textual) $ in Thousands	Aug. 14, 2024 USD ($)
Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited [Member]
Disposal Group, Including Discontinued Operation, Consideration	$ 0
Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited [Member]
Disposal Group, Including Discontinued Operation, Consideration	$ 641